Real estate assets, net - Components of real estate assets (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 property	Dec. 31, 2012
Real Estate [Abstract]
Number of real estate properties directly acquired		6
Real estate directly acquired	$ 0	$ 278
Number of real estate properties held for sale		8
Real estate assets held for sale		$ 901	$ 0